Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

10. STOCK-BASED COMPENSATION

2026 Grant

On March 25, 2026, the Company granted a third-party consultant an option under the 2025 Plan to purchase 50,000 shares of the Company’s common stock, with an exercise price of $5.00 per share and an aggregate grant date fair value of $169,200 (the “2026 Consultant Grant”), all of which vested immediately upon the grant date. As such, the entire grant date fair value was expensed to general and administrative expense on the date of grant.

2025 Grant

In September 2025, the Company issued options to a consultant to purchase an aggregate of 219,693 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $336,500 (the “2025 Consultant Grant”). Of the 2025 Consultant Grant, 109,846 options, or 50% of the total, were to vest subject to two performance-based vesting conditions. Subsequent to March 31, 2026, the Company’s board of directors and the Consultant agreed to a modification of the performance-based vesting milestones (See Note 12).

For the purposes of disclosure, 54,923, or 25% of the total options awarded under the 2025 Consultant Grant were not deemed granted. As a result, the total amount of options granted in 2025 of 1,482,929 has been reduced by these 54,923 options resulting in 1,428,006 options granted as of December 31, 2025.

A summary of stock option activity during the three months ended March 31, 2026, is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2025	1,428,006	$4.40	-	-
Granted	50,000	5.00
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding as of March 31, 2026	1,478,006	$4.42	9.5	$856,804

Exercisable as of March 31, 2026	349,275	$4.49	9.5	$179,565

The Company estimated the fair value of the stock options granted using the Black-Scholes valuation model with the following assumptions:

	For the Three Months Ended
	March 31,
	2026	2025

Risk-free interest rate	3.94%	N/A
Expected term (years)	5.0	N/A
Expected volatility	82.3%	N/A
Expected dividends	0%	N/A

The Company recognized stock-based compensation expense related to stock options of $345,396 for the three months ended March 31, 2026, of which $38,729 was included within research and development expense and $306,667, including $169,200 for the 2026 Consultant Grant, was included within general and administrative expense on the condensed consolidated statements of operations. The Company did not recognize stock-based compensation expense during the three months ended March 31, 2025.

As of March 31, 2026, there was $2,238,455 of unrecognized stock-based compensation expense that will be recognized over the weighted average remaining vesting period of 3.44 years and $112,155 of unrecognized stock-based compensation expense related to the 54,923 option grant to the Consultant that is subject to the March 31, 2027 performance-based vesting condition as the Company has determined that the performance condition related to the Consultant Grant is not probable of occurring as of March 31, 2026. The options granted during the three months ended March 31, 2026 have a weighted average grant date fair value per share of $3.38.

8. STOCK-BASED COMPENSATION

2025 Equity Incentive Plan

On February 11, 2025, the Company adopted the 2025 Equity Incentive Plan (the “2025 Plan”), which provides for the issuance of incentive awards of stock options, restricted stock awards, restricted stock units, stock appreciation rights and performance awards. The 2025 Plan was approved by the Company’s stockholders and Board of Directors on February 11, 2025 Awards under the 2025 Plan may be issued, at the discretion of the Board of Directors, to officers, key employees, consultants and directors of the Company and its subsidiaries.

The number of shares reserved for issuance under the 2025 Plan will increase, subject to approval by the board of directors, on February 11 of each of the years ending 2026 through 2035 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of the Company’s common stock as of December 31 (calculated on a fully diluted and as-converted basis), or a number as may be determined by the Company’s board of directors.

As of December 31, 2025, up to 1,938,468 shares of common stock are reserved under the 2025 Plan and options have been granted for the purchase of 1,482,929 shares of common stock. Repricing outstanding stock awards is not permitted without the approval of the Company’s stockholders, except for certain proportionate capitalization adjustments as set forth in the 2025 Plan. The 2025 Plan terminates on February 11, 2035.

Stock Options

On September 8, 2025, the Company granted stock options to purchase an aggregate of 1,482,929 shares of the Company’s common stock to various directors, officers, and a consultant at an exercise price of $4.40 per share. The components of the grants are further described below.

The Company granted its Chief Financial Officer an option to purchase an aggregate of 192,231 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $392,500, of which 50% was expensed immediately on the grant date because 50% of the options vested immediately. The remaining 50% vests in equal monthly increments over 48 months, so the remaining expense will be recognized ratably over the requisite service period of 48 months.

The Company granted various directors and officers options to purchase an aggregate of 1,071,005 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $2,231,900 which will be recognized ratably over the requisite service periods. The options vest in equal monthly installments on the last day of each calendar month over 48 months.

The Company granted a consultant (the “Consultant”) options to purchase an aggregate of 219,693 shares of the Company’s common stock, with an exercise price of $4.40 per share and an aggregate grant date fair value of $336,500 (the “Consultant Grant”). Of the Consultant Grant, 32,954 options, or 15% of the total, vested on the date of grant. Further, 32,954 options, or 15% of the total, will vest on the first anniversary of the grant date, and 43,939 shares, or 20% of the total, will vest in thirty-six equal monthly increments on the last day of each month beginning on the first anniversary of the grant date, provided the Consultant remains a consultant to the Company as of each such date. The remaining 109,846 options under the Consultant Grant, or 50% of the total, are subject to two performance-based vesting conditions. These performance-based vesting conditions include (i) if the first patient being dosed in the Phase 1 investigator-led study occurs prior to September 1, 2025, 54,923 of the options, or 25% of the total, would vest on such date; and (ii) if the last patient is dosed in the Phase 1 investigator-led study prior to March 31, 2027, 54,923 of the options, or 25% of the total, will vest on that date. If either of the milestone dates are not met for reasons outside the Consultant’s control, then the Company’s Board of Directors and Consultant will have good faith discussions on setting new milestones.

Of the Consultant Grant, 54,923 options, or 25% of the total, related to the September 1, 2025 performance condition was deemed not granted as of September 8, 2025 because the milestone was not met and, in accordance with the option award, the Company and the Consultant may negotiate in good faith on a new milestone. Because of this discretionary clause, the Company determined that the options related to this tranche do not have an established grant date since there is no mutual understanding between the parties of the new milestone, which is considered a key term. As a result, only 164,770 options are presented as granted related to the Consultant’s award during year ended December 31, 2025.

For the purposes of disclosure, as indicated above, 54,923, or 25% of the total options awarded under the Consultant Grant were not deemed granted. As a result, the total amount of options granted of 1,482,929 has been reduced by these 54,923 options resulting in 1,428,006 options granted.

A summary of stock option activity during the year ended December 31, 2025, is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2025	-	$-
Granted	1,428,006	4.40
Exercised	-	-
Expired	-	-
Forfeited	-	4.40
Outstanding as of December 31, 2025	1,428,006	$4.40	9.9	$856,804

Exercisable as of December 31, 2025	226,329	$4.40	9.7	$135,798

The Company estimated the fair value of the stock options granted using the Black-Scholes valuation model with the following assumptions:

	For the Year Ended
	December 31,
	2025	2024
Risk-free interest rate	3.62% - 3.67%	N/A
Expected term (years)	5.50 - 6.00	N/A
Expected volatility	95% - 97%	N/A
Expected dividends	0%	N/A

The Company recognized stock-based compensation expense related to stock options of $496,864 for the year ended December 31, 2025, of which $117,304 was included within research and development expenses and $379,560 was included within general and administrative expenses on the consolidated statements of operations.

As of December 31, 2025, there was $2,464,036 of unrecognized stock-based compensation expense that will be recognized over the weighted average remaining vesting period of 3.69 years and $112,155 of unrecognized stock-based compensation expense related to the 54,923 option grant to the Consultant that is subject to the March 31, 2027 performance-based vesting condition as the Company has determined that the performance condition related to the Consultant Grant is not probable of occurring as of December 31, 2025. The options granted during the 2025 period have a weighted average grant date fair value per share of $2.07.